INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 11,822	$ 14,214
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	13,718	15,785	$ 13,233
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,896)	$ (1,571)	$ (1,466)